UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2007

Item 1. Reports to Stockholders

Fidelity®

New York Municipal Income
Fund

Semiannual Report

July 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Class A
Actual	$ 1,000.00	$ 1,009.60	$ 3.64
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 3.66
Class T
Actual	$ 1,000.00	$ 1,009.60	$ 3.64
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 3.66
Class B
Actual	$ 1,000.00	$ 1,005.30	$ 7.16
HypotheticalA	$ 1,000.00	$ 1,017.65	$ 7.20
	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Class C
Actual	$ 1,000.00	$ 1,005.60	$ 7.61
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
New York Municipal Income
Actual	$ 1,000.00	$ 1,010.10	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41
Institutional Class
Actual	$ 1,000.00	$ 1,010.00	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.73%
Class T	.73%
Class B	1.44%
Class C	1.53%
New York Municipal Income	.48%
Institutional Class	.48%

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.8	40.0
Special Tax	20.9	19.7
Water & Sewer	13.6	11.7
Transportation	7.9	8.9
Education	5.2	6.4
Weighted Average Maturity as of July 31, 2007
		6 months ago
Years	7.1	7.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of July 31, 2007
6 months ago
Years	6.9	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2007	As of January 31, 2007
AAA 58.3%	AAA 57.9%
AA,A 38.7%	AA,A 38.5%
BBB 1.4%	BBB 1.4%
BB and Below 0.7%	BB and Below 0.7%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,186
New York - 95.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A, 5.5% 7/1/21 (Pre-Refunded to 7/1/11 @ 101) (d)	2,300	2,467
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,148
5.25% 11/1/17	1,400	1,505
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured) (a)	2,965	3,131
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	517
Series A2, 5% 8/1/11	750	772
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,756
5% 9/1/16 (FGIC Insured)	1,680	1,760
5% 9/1/17 (FGIC Insured)	1,000	1,047
Erie County Indl. Dev. Agcy. School Facility Rev.:
(Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,641
5.75% 5/1/19 (FSA Insured)	1,500	1,616
5.75% 5/1/20 (FSA Insured)	1,400	1,508
5.75% 5/1/22 (FSA Insured)	4,900	5,278
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,578
5.75% 5/1/23 (FSA Insured)	9,620	10,570
5.75% 5/1/25 (FSA Insured)	2,000	2,193
5.75% 5/1/26 (FSA Insured)	8,985	9,834
5.75% 5/1/15 (FSA Insured)	4,100	4,543
5.75% 5/1/19 (FSA Insured)	5,000	5,516
(City of Buffalo Proj.) Series 2003:
5.75% 5/1/21 (FSA Insured)	1,755	1,891
5.75% 5/1/23 (FSA Insured)	1,000	1,077
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,710
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,052
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	$ 17,780	$ 19,144
Series B, 5% 12/1/35	3,000	3,082
Series C, 5% 9/1/35	5,000	5,139
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,699
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	355	367
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,256
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,095
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,200
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,211
5.5% 7/1/23 (MBIA Insured)	5,000	5,352
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,042
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,540
5% 8/1/13	1,650	1,699
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,052
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	125	128
Series 2001 B, 5.875% 11/1/11	855	880
Series 2001 C, 5.625% 11/1/10	510	517
Series 2001 D, 5.625% 11/1/10	1,225	1,279
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,121
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,274
Series 2000 A, 6.5% 5/15/11	195	210
Series 2002 A, 5.75% 8/1/14	5,000	5,397
Series 2002 B, 5.75% 8/1/15	3,500	3,778
Series 2002 C, 5.5% 8/1/13	10,500	11,281
Series 2003 A:
5.5% 8/1/14	3,205	3,463
5.5% 8/1/20 (MBIA Insured)	7,000	7,528
Series 2003 E, 5.25% 8/1/14	3,390	3,618
Series 2003 F:
5.5% 12/15/10	1,000	1,052
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 F:
5.5% 12/15/11	$ 3,700	$ 3,938
Series 2004 B, 5.25% 8/1/15	9,855	10,582
Series 2005 F, 5.25% 8/1/12	2,000	2,103
Series 2005 G:
5% 8/1/15	8,220	8,731
5.25% 8/1/16	9,010	9,762
5.625% 8/1/13 (MBIA Insured)	3,000	3,237
Series 2005 J, 5% 3/1/13	2,500	2,626
Series A:
5% 8/1/19	3,000	3,141
5.25% 11/1/14 (MBIA Insured)	1,350	1,436
6.25% 8/1/08	1,000	1,010
Series B:
5.75% 8/1/14	3,000	3,238
6.5% 8/15/11	1,000	1,095
Series C, 5% 1/1/15	7,000	7,408
Series D, 5.25% 8/1/13	1,740	1,759
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,725
Series H, 6% 8/1/17	345	349
Series I-1, 5% 4/1/17	7,215	7,641
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,378
5.5% 6/1/19	2,395	2,567
6.125% 8/1/12 (Pre-Refunded to 8/1/07 @ 101) (d)	60	61
Series O, 5% 6/1/22	5,000	5,203
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,223
5.5% 6/1/20 (AMBAC Insured)	11,560	12,409
5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (d)	5,705	6,195
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,773
5.5% 2/15/17 (FSA Insured)	3,000	3,193
5.5% 2/15/18 (FSA Insured)	2,500	2,656
5.5% 2/15/19 (FSA Insured)	1,250	1,328
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	528
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,345
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,915	1,935
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	$ 3,735	$ 3,750
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 07AA, 4.75% 6/15/37	2,500	2,505
Series 2001 C, 5.125% 6/15/33	3,960	4,093
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,106
Series 2005 D, 5% 6/15/37	16,090	16,585
Series A:
5% 6/15/32	5,000	5,098
5.125% 6/15/34 (MBIA Insured)	4,200	4,354
5.375% 6/15/15 (FGIC Insured)	7,000	7,473
Series D:
5% 6/15/38	20,050	20,653
5% 6/15/39	2,800	2,882
5% 6/15/39 (AMBAC Insured)	3,755	3,881
Series E:
5% 6/15/34	2,000	2,050
5% 6/15/38	2,975	3,045
Series G:
5.125% 6/15/32	3,000	3,083
5.125% 6/15/32 (FGIC Insured)	4,750	4,903
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,124
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,164
Series 2003 D:
5% 2/1/31	20,025	20,596
5.25% 2/1/17 (MBIA Insured)	9,385	9,987
5.25% 2/1/19 (MBIA Insured)	8,075	8,544
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,734
5.25% 2/1/17 (FGIC Insured)	5,975	6,343
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,622
5.25% 2/1/14	6,000	6,443
Series 2007 B:
5% 11/1/15	3,000	3,211
5% 11/1/16	7,500	8,050
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,211
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series A:
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (d)	$ 85	$ 90
Series B:
5% 8/1/32	5,000	5,151
5.25% 8/1/19	3,000	3,187
5.375% 2/1/15	3,000	3,200
Series C, 5.375% 2/1/17	1,000	1,053
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,280
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,321
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	49,440
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	220	229
6% 7/1/10 (Escrowed to Maturity) (d)	250	266
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,412
5.75% 7/1/13 (AMBAC Insured)	3,000	3,212
Series C, 7.5% 7/1/10	3,880	4,118
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,125
6% 7/1/21 (MBIA Insured)	2,500	2,918
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,316
(Mental Health Proj.) Series 2007 A, 5.75% 8/15/11	25	26
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,820	2,961
5.85% 8/1/40	9,500	9,985
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	185	185
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	3,114
Series B, 6% 7/1/14	2,635	2,819
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,630	1,657
5% 7/1/14	2,510	2,551
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,437
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	$ 755	$ 798
5.5% 7/1/19 (AMBAC Insured)	1,705	1,800
5.5% 7/1/20 (AMBAC Insured)	860	908
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,577
5.75% 7/1/27 (MBIA Insured)	11,000	12,922
(North Shore Univ. Hosp. Proj.):
Series A:
5% 5/1/19	2,000	2,070
5% 5/1/21	1,315	1,353
5.5% 11/1/14 (MBIA Insured)	1,500	1,646
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	7,973
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,632
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,607
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,788
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	542
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,537
Series B, 7.5% 5/15/11	1,360	1,486
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,472
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,167
6% 7/1/15	1,160	1,232
6% 7/1/16	1,230	1,304
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	528
5.375% 7/1/16 (AMBAC Insured)	670	707
5.375% 7/1/17 (AMBAC Insured)	370	390
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,223
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,411
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	32,823
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,035
6% 10/1/29 (MBIA Insured)	5,600	6,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	$ 3,345	$ 3,591
5.25% 7/1/21 (MBIA Insured)	1,745	1,870
5.25% 7/1/22 (MBIA Insured)	1,835	1,963
Series A:
5% 7/1/08	1,000	1,008
5% 7/1/10	1,000	1,012
5% 7/1/11	1,365	1,385
5% 7/1/12	1,530	1,555
5% 7/1/18	3,000	3,178
5% 7/1/39	16,505	17,004
5.5% 5/15/20 (AMBAC Insured)	13,000	14,658
Series B:
5.25%, tender 5/15/12 (b)	10,400	10,965
6%, tender 5/15/12 (b)	11,000	11,929
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	530
Series C:
5.25% 7/15/16	2,340	2,482
5.25% 7/15/17	2,410	2,551
Series D:
5% 6/15/20	20,150	20,987
5.125% 6/15/31	6,900	7,160
5.375% 6/15/19	5,250	5,561
Series G, 5.25% 10/15/20	1,255	1,313
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	4,825	4,998
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,768
5.25% 11/15/16	3,770	4,011
Series I:
5.25% 9/15/15	2,085	2,220
5.25% 9/15/17	2,395	2,539
Series 2004 D, 5% 2/15/34	12,150	12,594
Series B:
5.5% 10/15/20	3,805	4,323
5.5% 10/15/21	3,985	4,530
Series C:
5% 6/15/19	815	831
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.: - continued
Series C:
5.25% 6/15/16	$ 3,500	$ 3,668
Series F:
4.875% 6/15/18	1,735	1,765
4.875% 6/15/20	2,175	2,211
5% 6/15/15	1,295	1,321
5.25% 6/15/13	1,575	1,611
Series I, 5% 6/15/24	2,000	2,079
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/16 (MBIA Insured)	1,780	1,907
5.25% 9/15/20 (Pre-Refunded to 3/15/13 @ 100) (d)	2,685	2,875
5.25% 3/15/21 (Pre-Refunded to 3/15/13 @ 100) (d)	2,230	2,387
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,422
New York Metropolitan Trans. Auth. Rev.:
Series A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,445
5.5% 11/15/16 (AMBAC Insured)	1,000	1,076
5.5% 11/15/17 (AMBAC Insured)	1,000	1,074
5.5% 11/15/18 (AMBAC Insured)	1,700	1,824
5.5% 11/15/18 (AMBAC Insured)	2,000	2,249
5.5% 11/15/19 (FGIC Insured)	5,000	5,639
5.5% 11/15/20 (FSA Insured)	8,635	9,768
5.75% 11/15/32	10,000	10,707
Series B:
5% 11/15/35 (MBIA Insured)	3,300	3,424
5.25% 11/15/18 (FGIC Insured)	4,000	4,282
5.25% 11/15/18 (MBIA Insured)	7,000	7,714
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,363
New York Pwr. Auth.:
Series A, 5.25% 11/15/40	25,860	26,683
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	20	20
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,330
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	$ 190	$ 190
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,179
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,167
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,907
5.25% 1/1/27 (FSA Insured)	4,370	4,676
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	10,661
Series B, 5.5% 4/1/20 (AMBAC Insured)	52,375	59,001
New York Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	10,700	11,409
5.5% 4/1/15	6,200	6,611
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	145	153
5.5%, tender 1/1/11 (b)	1,880	1,973
New York Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,381
5.5% 3/15/22 (MBIA Insured)	5,000	5,675
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	25,999
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (Escrowed to Maturity) (d)	85	87
7.5% 3/1/08 (MBIA Insured)	910	930
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	104
7.5% 3/1/10 (MBIA Insured)	1,060	1,155
7.5% 3/1/11 (Escrowed to Maturity) (d)	105	118
7.5% 3/1/11 (MBIA Insured)	1,140	1,277
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	113
7.5% 3/1/16 (MBIA Insured)	970	1,206
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	127
7.5% 3/1/17 (MBIA Insured)	1,100	1,392
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,092
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	$ 1,005	$ 1,068
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,469
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,182
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,425
5.25% 6/1/22 (AMBAC Insured)	5,300	5,574
5.5% 6/1/14	13,125	13,484
5.5% 6/1/15	6,700	6,969
5.5% 6/1/16	17,500	18,175
5.5% 6/1/17	7,000	7,356
5.5% 6/1/18 (MBIA Insured)	3,000	3,198
5.5% 6/1/19	4,600	4,923
Series B1:
5% 6/1/10	1,760	1,813
5% 6/1/11	1,525	1,585
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,082
5.5% 6/1/15	11,800	12,274
5.5% 6/1/16	10,000	10,512
5.5% 6/1/17	5,700	5,990
5.5% 6/1/18	3,800	4,036
5.5% 6/1/19	13,700	14,663
5.5% 6/1/20	16,000	17,098
5.5% 6/1/21	11,985	12,789
5.5% 6/1/22	9,700	10,335
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	4,760	4,970
Series 2002 A, 5.25% 1/1/19	1,100	1,151
Series 2005 A, 5.125% 1/1/22	5,290	5,481
Series A:
5% 1/1/32	3,010	3,077
5% 1/1/32 (MBIA Insured)	1,455	1,497
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,219
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,219
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	$ 630	$ 645
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,095
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,802
		1,383,774
New York & New Jersey - 2.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,054
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	3,970	4,127
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,557
134th Series, 5% 1/15/39	10,000	10,313
85th Series, 5.375% 3/1/28	6,205	6,951
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,702
		37,704
Puerto Rico - 1.2%
Puerto Rico Commonwealth Gen. Oblig. (Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,670
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,271
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,385	2,659
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,142
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,604
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	$ 1,000	$ 1,099
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,000	1,702
		17,255
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,435,227)	1,439,919
NET OTHER ASSETS - 0.9%	12,652
NET ASSETS - 100%	$ 1,452,571
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.8%
Special Tax	20.9%
Water & Sewer	13.6%
Transportation	7.9%
Education	5.2%
Others* (individually less than 5%)	12.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,435,227)		$ 1,439,919
Cash		680
Receivable for investments sold		157
Receivable for fund shares sold		537
Interest receivable		17,531
Prepaid expenses		2
Other receivables		64
Total assets		1,458,890

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,161
Payable for fund shares redeemed	1,090
Distributions payable	1,240
Accrued management fee	441
Distribution fees payable	22
Other affiliated payables	334
Other payables and accrued expenses	31
Total liabilities		6,319

Net Assets		$ 1,452,571
Net Assets consist of:
Paid in capital		$ 1,444,805
Undistributed net investment income		127
Accumulated undistributed net realized gain (loss) on investments		2,947
Net unrealized appreciation (depreciation) on investments		4,692
Net Assets		$ 1,452,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,640 ÷ 845.4 shares)	$ 12.59

Maximum offering price per share (100/96.00 of $12.59)	$ 13.11
Class T: Net Asset Value and redemption price per share ($5,131 ÷ 407.3 shares)	$ 12.60

Maximum offering price per share (100/96.00 of $12.60)	$ 13.13
Class B: Net Asset Value and offering price per share ($8,455 ÷ 671.9 shares)A	$ 12.58

Class C: Net Asset Value and offering price per share ($14,404 ÷ 1,144.4 shares)A	$ 12.59

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,412,845 ÷ 112,223.9 shares)	$ 12.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,096 ÷ 87.1 shares)	$ 12.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2007 (Unaudited)

Investment Income
Interest		$ 30,868

Expenses
Management fee	$ 2,686
Transfer agent fees	520
Distribution fees	135
Accounting fees and expenses	140
Custodian fees and expenses	10
Independent trustees' compensation	2
Registration fees	65
Audit	31
Legal	13
Miscellaneous	6
Total expenses before reductions	3,608
Expense reductions	(219)	3,389
Net investment income		27,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,971
Swap agreements	24
Total net realized gain (loss)		2,995
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,071)
Swap agreements	(54)
Total change in net unrealized appreciation (depreciation)		(16,125)
Net gain (loss)		(13,130)
Net increase (decrease) in net assets resulting from operations		$ 14,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,479	$ 54,298
Net realized gain (loss)	2,995	7,178
Change in net unrealized appreciation (depreciation)	(16,125)	(7,995)
Net increase (decrease) in net assets resulting from operations	14,349	53,481
Distributions to shareholders from net investment income	(27,472)	(54,261)
Distributions to shareholders from net realized gain	(1,031)	(12,674)
Total distributions	(28,503)	(66,935)
Share transactions - net increase (decrease)	17,792	11,788
Redemption fees	12	5
Total increase (decrease) in net assets	3,650	(1,661)

Net Assets
Beginning of period	1,448,921	1,450,582
End of period (including undistributed net investment income of $127 and undistributed net investment income of $167, respectively)	$ 1,452,571	$ 1,448,921

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeE	.223	.464	.483	.504	.524	.277
Net realized and unrealized gain (loss)	(.101)	.002F	(.227)	.101	.285	.194
Total from investment operations	.122	.466	.256	.605	.809	.471
Distributions from net investment income	(.223)	(.464)	(.481)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.232)	(.576)	(.606)	(.685)	(.809)	(.441)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.59	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.96%	3.72%	2.00%	4.72%	6.25%	3.59%
Ratios to Average Net Assets H
Expenses before reductions	.73%A	.66%	.67%	.68%	.67%	.66%A
Expenses net of fee waivers, if any	.73%A	.66%	.67%	.68%	.67%	.66%A
Expenses net of all reductions	.70%A	.63%	.64%	.67%	.66%	.66%A
Net investment income	3.55%A	3.65%	3.73%	3.85%	3.93%	4.17%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 6	$ 6	$ 5	$ 3
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeE	.222	.455	.472	.494	.509	.266
Net realized and unrealized gain (loss)	(.100)	.001F	(.217)	.090	.296	.197
Total from investment operations	.122	.456	.255	.584	.805	.463
Distributions from net investment income	(.223)	(.454)	(.470)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.232)	(.566)	(.595)	(.674)	(.795)	(.433)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.60	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return B, C, D	.96%	3.64%	1.99%	4.55%	6.21%	3.53%
Ratios to Average Net Assets H
Expenses before reductions	.73%A	.74%	.75%	.76%	.78%	.79%A
Expenses net of fee waivers, if any	.73%A	.74%	.75%	.76%	.78%	.79%A
Expenses net of all reductions	.70%A	.71%	.72%	.75%	.77%	.79%A
Net investment income	3.55%A	3.57%	3.65%	3.77%	3.82%	4.04%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 2	$ 2	$ 1
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeE	.178	.366	.384	.405	.423	.226
Net realized and unrealized gain (loss)	(.111)	.002F	(.227)	.100	.286	.193
Total from investment operations	.067	.368	.157	.505	.709	.419
Distributions from net investment income	(.178)	(.366)	(.382)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.187)	(.478)	(.507)	(.585)	(.709)	(.389)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.58	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.53%	2.93%	1.22%	3.93%	5.45%	3.19%
Ratios to Average Net AssetsH
Expenses before reductions	1.44%A	1.43%	1.43%	1.44%	1.42%	1.41%A
Expenses net of fee waivers, if any	1.44%A	1.43%	1.43%	1.44%	1.42%	1.41%A
Expenses net of all reductions	1.41%A	1.40%	1.41%	1.43%	1.41%	1.40%A
Net investment income	2.84%A	2.88%	2.96%	3.09%	3.18%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 9	$ 10	$ 10	$ 10	$ 5
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeE	.173	.355	.373	.394	.410	.219
Net realized and unrealized gain (loss)	(.101)	.002F	(.228)	.100	.286	.191
Total from investment operations	.072	.357	.145	.494	.696	.410
Distributions from net investment income	(.173)	(.355)	(.370)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.182)	(.467)	(.495)	(.574)	(.696)	(.380)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.59	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.56%	2.84%	1.14%	3.84%	5.35%	3.12%
Ratios to Average Net AssetsH
Expenses before reductions	1.53%A	1.52%	1.52%	1.52%	1.51%	1.51%A
Expenses net of fee waivers, if any	1.53%A	1.52%	1.52%	1.52%	1.51%	1.51%A
Expenses net of all reductions	1.50%A	1.49%	1.49%	1.51%	1.51%	1.51%A
Net investment income	2.75%A	2.79%	2.88%	3.01%	3.08%	3.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 16	$ 20	$ 16	$ 13	$ 6
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 12.90
Income from Investment Operations
Net investment incomeD	.239	.488	.508	.530	.549	.574
Net realized and unrealized gain (loss)	(.111)	.001E	(.217)	.091	.295	.506
Total from investment operations	.128	.489	.291	.621	.844	1.080
Distributions from net investment income	(.239)	(.487)	(.506)	(.533)	(.548)	(.570)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.248)	(.599)	(.631)	(.711)	(.834)	(.740)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.59	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	1.01%	3.91%	2.27%	4.84%	6.52%	8.55%
Ratios to Average Net AssetsF
Expenses before reductions	.48%A	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.48%A	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.45%A	.45%	.45%	.47%	.48%	.47%
Net investment income	3.80%A	3.83%	3.92%	4.05%	4.11%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,413	$ 1,407	$ 1,411	$ 1,406	$ 1,428	$ 1,483
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeD	.239	.487	.506	.523	.550	.286
Net realized and unrealized gain (loss)	(.112)	.002E	(.227)	.092	.296	.195
Total from investment operations	.127	.489	.279	.615	.846	.481
Distributions from net investment income	(.238)	(.487)	(.504)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.247)	(.599)	(.629)	(.705)	(.836)	(.451)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.58	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	1.00%	3.91%	2.18%	4.80%	6.53%	3.67%
Ratios to Average Net AssetsG
Expenses before reductions	.48%A	.48%	.49%	.53%	.47%	.53%A
Expenses net of fee waivers, if any	.48%A	.48%	.49%	.53%	.47%	.53%A
Expenses net of all reductions	.45%A	.45%	.46%	.52%	.47%	.53%A
Net investment income	3.80%A	3.83%	3.91%	4.00%	4.12%	4.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,096	$ 1,195	$ 898	$ 284	$ 161	$ 104
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,461
Unrealized depreciation	(9,618)
Net unrealized appreciation (depreciation)	$ 4,843
Cost for federal income tax purposes	$ 1,435,076

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $156,092 and $125,649, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 12	$ 1
Class T	0%	.25%	6	-
Class B	.65%	.25%	39	29
Class C	.75%	.25%	78	9
			$ 135	$ 39

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	9
Class C*	1
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for New York

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 6.11
Class T	2.07
Class B	5.12
Class C	9.11
New York Municipal Income	497.07
Institutional Class	1.08
	$ 520

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $10 and $120, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class C	1
New York Municipal Income	83
$ 85

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2007	Year ended January 31, 2007
From net investment income
Class A	$ 200	$ 289
Class T	82	111
Class B	123	271
Class C	212	518
New York Municipal Income	26,831	53,028
Institutional Class	24	44
Total	$ 27,472	$ 54,261
From net realized gain
Class A	$ 8	$ 71
Class T	3	28
Class B	6	83
Class C	12	166
New York Municipal Income	1,001	12,317
Institutional Class	1	9
Total	$ 1,031	$ 12,674

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2007	Year ended January 31, 2007	Six months ended July 31, 2007	Year ended January 31, 2007
Class A
Shares sold	57	459	$ 757	$ 5,851
Reinvestment of distributions	10	24	121	304
Shares redeemed	(115)	(65)	(1,445)	(826)
Net increase (decrease)	(48)	418	$ (567)	$ 5,329
Class T
Shares sold	135	84	$ 1,725	$ 1,063
Reinvestment of distributions	5	9	64	116
Shares redeemed	(23)	(39)	(289)	(500)
Net increase (decrease)	117	54	$ 1,500	$ 679
Class B
Shares sold	16	59	$ 191	$ 765
Reinvestment of distributions	7	20	94	250
Shares redeemed	(64)	(119)	(811)	(1,517)
Net increase (decrease)	(41)	(40)	$ (526)	$ (502)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2007	Year ended January 31, 2007	Six months ended July 31, 2007	Year ended January 31, 2007
Class C
Shares sold	89	197	$ 1,132	$ 2,511
Reinvestment of distributions	9	29	117	363
Shares redeemed	(233)	(527)	(2,948)	(6,693)
Net increase (decrease)	(135)	(301)	$ (1,699)	$ (3,819)
New York Municipal Income
Shares sold	12,308	20,460	$ 155,849	$ 260,329
Reinvestment of distributions	1,589	3,821	20,153	48,699
Shares redeemed	(12,425)	(23,584)	(156,832)	(299,228)
Net increase (decrease)	1,472	697	$ 19,170	$ 9,800
Institutional Class
Shares sold	23	50	$ 282	$ 634
Reinvestment of distributions	1	3	19	42
Shares redeemed	(31)	(29)	(387)	(375)
Net increase (decrease)	(7)	24	$ (86)	$ 301

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity New York Municipal Income (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity New York Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity New York Municipal Income (retail class) was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class and Fidelity New York Municipal Income (retail class) ranked below its competitive median for 2006, and the total expenses of Class C ranked equal to its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NFY-USAN-0907
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Class A
Actual	$ 1,000.00	$ 1,009.60	$ 3.64
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 3.66
Class T
Actual	$ 1,000.00	$ 1,009.60	$ 3.64
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 3.66
Class B
Actual	$ 1,000.00	$ 1,005.30	$ 7.16
HypotheticalA	$ 1,000.00	$ 1,017.65	$ 7.20
	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Class C
Actual	$ 1,000.00	$ 1,005.60	$ 7.61
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
New York Municipal Income
Actual	$ 1,000.00	$ 1,010.10	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41
Institutional Class
Actual	$ 1,000.00	$ 1,010.00	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.73%
Class T	.73%
Class B	1.44%
Class C	1.53%
New York Municipal Income	.48%
Institutional Class	.48%

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.8	40.0
Special Tax	20.9	19.7
Water & Sewer	13.6	11.7
Transportation	7.9	8.9
Education	5.2	6.4
Weighted Average Maturity as of July 31, 2007
		6 months ago
Years	7.1	7.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of July 31, 2007
6 months ago
Years	6.9	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2007	As of January 31, 2007
AAA 58.3%	AAA 57.9%
AA,A 38.7%	AA,A 38.5%
BBB 1.4%	BBB 1.4%
BB and Below 0.7%	BB and Below 0.7%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,186
New York - 95.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A, 5.5% 7/1/21 (Pre-Refunded to 7/1/11 @ 101) (d)	2,300	2,467
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,148
5.25% 11/1/17	1,400	1,505
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured) (a)	2,965	3,131
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	517
Series A2, 5% 8/1/11	750	772
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,756
5% 9/1/16 (FGIC Insured)	1,680	1,760
5% 9/1/17 (FGIC Insured)	1,000	1,047
Erie County Indl. Dev. Agcy. School Facility Rev.:
(Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,641
5.75% 5/1/19 (FSA Insured)	1,500	1,616
5.75% 5/1/20 (FSA Insured)	1,400	1,508
5.75% 5/1/22 (FSA Insured)	4,900	5,278
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,578
5.75% 5/1/23 (FSA Insured)	9,620	10,570
5.75% 5/1/25 (FSA Insured)	2,000	2,193
5.75% 5/1/26 (FSA Insured)	8,985	9,834
5.75% 5/1/15 (FSA Insured)	4,100	4,543
5.75% 5/1/19 (FSA Insured)	5,000	5,516
(City of Buffalo Proj.) Series 2003:
5.75% 5/1/21 (FSA Insured)	1,755	1,891
5.75% 5/1/23 (FSA Insured)	1,000	1,077
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,710
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,052
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	$ 17,780	$ 19,144
Series B, 5% 12/1/35	3,000	3,082
Series C, 5% 9/1/35	5,000	5,139
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,699
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	355	367
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,256
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,095
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,200
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,211
5.5% 7/1/23 (MBIA Insured)	5,000	5,352
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,042
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,540
5% 8/1/13	1,650	1,699
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,052
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	125	128
Series 2001 B, 5.875% 11/1/11	855	880
Series 2001 C, 5.625% 11/1/10	510	517
Series 2001 D, 5.625% 11/1/10	1,225	1,279
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,121
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,274
Series 2000 A, 6.5% 5/15/11	195	210
Series 2002 A, 5.75% 8/1/14	5,000	5,397
Series 2002 B, 5.75% 8/1/15	3,500	3,778
Series 2002 C, 5.5% 8/1/13	10,500	11,281
Series 2003 A:
5.5% 8/1/14	3,205	3,463
5.5% 8/1/20 (MBIA Insured)	7,000	7,528
Series 2003 E, 5.25% 8/1/14	3,390	3,618
Series 2003 F:
5.5% 12/15/10	1,000	1,052
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 F:
5.5% 12/15/11	$ 3,700	$ 3,938
Series 2004 B, 5.25% 8/1/15	9,855	10,582
Series 2005 F, 5.25% 8/1/12	2,000	2,103
Series 2005 G:
5% 8/1/15	8,220	8,731
5.25% 8/1/16	9,010	9,762
5.625% 8/1/13 (MBIA Insured)	3,000	3,237
Series 2005 J, 5% 3/1/13	2,500	2,626
Series A:
5% 8/1/19	3,000	3,141
5.25% 11/1/14 (MBIA Insured)	1,350	1,436
6.25% 8/1/08	1,000	1,010
Series B:
5.75% 8/1/14	3,000	3,238
6.5% 8/15/11	1,000	1,095
Series C, 5% 1/1/15	7,000	7,408
Series D, 5.25% 8/1/13	1,740	1,759
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,725
Series H, 6% 8/1/17	345	349
Series I-1, 5% 4/1/17	7,215	7,641
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,378
5.5% 6/1/19	2,395	2,567
6.125% 8/1/12 (Pre-Refunded to 8/1/07 @ 101) (d)	60	61
Series O, 5% 6/1/22	5,000	5,203
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,223
5.5% 6/1/20 (AMBAC Insured)	11,560	12,409
5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (d)	5,705	6,195
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,773
5.5% 2/15/17 (FSA Insured)	3,000	3,193
5.5% 2/15/18 (FSA Insured)	2,500	2,656
5.5% 2/15/19 (FSA Insured)	1,250	1,328
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	528
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,345
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,915	1,935
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	$ 3,735	$ 3,750
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 07AA, 4.75% 6/15/37	2,500	2,505
Series 2001 C, 5.125% 6/15/33	3,960	4,093
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,106
Series 2005 D, 5% 6/15/37	16,090	16,585
Series A:
5% 6/15/32	5,000	5,098
5.125% 6/15/34 (MBIA Insured)	4,200	4,354
5.375% 6/15/15 (FGIC Insured)	7,000	7,473
Series D:
5% 6/15/38	20,050	20,653
5% 6/15/39	2,800	2,882
5% 6/15/39 (AMBAC Insured)	3,755	3,881
Series E:
5% 6/15/34	2,000	2,050
5% 6/15/38	2,975	3,045
Series G:
5.125% 6/15/32	3,000	3,083
5.125% 6/15/32 (FGIC Insured)	4,750	4,903
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,124
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,164
Series 2003 D:
5% 2/1/31	20,025	20,596
5.25% 2/1/17 (MBIA Insured)	9,385	9,987
5.25% 2/1/19 (MBIA Insured)	8,075	8,544
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,734
5.25% 2/1/17 (FGIC Insured)	5,975	6,343
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,622
5.25% 2/1/14	6,000	6,443
Series 2007 B:
5% 11/1/15	3,000	3,211
5% 11/1/16	7,500	8,050
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,211
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series A:
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (d)	$ 85	$ 90
Series B:
5% 8/1/32	5,000	5,151
5.25% 8/1/19	3,000	3,187
5.375% 2/1/15	3,000	3,200
Series C, 5.375% 2/1/17	1,000	1,053
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,280
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,321
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	49,440
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	220	229
6% 7/1/10 (Escrowed to Maturity) (d)	250	266
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,412
5.75% 7/1/13 (AMBAC Insured)	3,000	3,212
Series C, 7.5% 7/1/10	3,880	4,118
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,125
6% 7/1/21 (MBIA Insured)	2,500	2,918
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,316
(Mental Health Proj.) Series 2007 A, 5.75% 8/15/11	25	26
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,820	2,961
5.85% 8/1/40	9,500	9,985
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	185	185
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	3,114
Series B, 6% 7/1/14	2,635	2,819
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,630	1,657
5% 7/1/14	2,510	2,551
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,437
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	$ 755	$ 798
5.5% 7/1/19 (AMBAC Insured)	1,705	1,800
5.5% 7/1/20 (AMBAC Insured)	860	908
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,577
5.75% 7/1/27 (MBIA Insured)	11,000	12,922
(North Shore Univ. Hosp. Proj.):
Series A:
5% 5/1/19	2,000	2,070
5% 5/1/21	1,315	1,353
5.5% 11/1/14 (MBIA Insured)	1,500	1,646
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	7,973
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,632
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,607
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,788
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	542
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,537
Series B, 7.5% 5/15/11	1,360	1,486
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,472
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,167
6% 7/1/15	1,160	1,232
6% 7/1/16	1,230	1,304
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	528
5.375% 7/1/16 (AMBAC Insured)	670	707
5.375% 7/1/17 (AMBAC Insured)	370	390
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,223
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,411
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	32,823
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,035
6% 10/1/29 (MBIA Insured)	5,600	6,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	$ 3,345	$ 3,591
5.25% 7/1/21 (MBIA Insured)	1,745	1,870
5.25% 7/1/22 (MBIA Insured)	1,835	1,963
Series A:
5% 7/1/08	1,000	1,008
5% 7/1/10	1,000	1,012
5% 7/1/11	1,365	1,385
5% 7/1/12	1,530	1,555
5% 7/1/18	3,000	3,178
5% 7/1/39	16,505	17,004
5.5% 5/15/20 (AMBAC Insured)	13,000	14,658
Series B:
5.25%, tender 5/15/12 (b)	10,400	10,965
6%, tender 5/15/12 (b)	11,000	11,929
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	530
Series C:
5.25% 7/15/16	2,340	2,482
5.25% 7/15/17	2,410	2,551
Series D:
5% 6/15/20	20,150	20,987
5.125% 6/15/31	6,900	7,160
5.375% 6/15/19	5,250	5,561
Series G, 5.25% 10/15/20	1,255	1,313
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	4,825	4,998
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,768
5.25% 11/15/16	3,770	4,011
Series I:
5.25% 9/15/15	2,085	2,220
5.25% 9/15/17	2,395	2,539
Series 2004 D, 5% 2/15/34	12,150	12,594
Series B:
5.5% 10/15/20	3,805	4,323
5.5% 10/15/21	3,985	4,530
Series C:
5% 6/15/19	815	831
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.: - continued
Series C:
5.25% 6/15/16	$ 3,500	$ 3,668
Series F:
4.875% 6/15/18	1,735	1,765
4.875% 6/15/20	2,175	2,211
5% 6/15/15	1,295	1,321
5.25% 6/15/13	1,575	1,611
Series I, 5% 6/15/24	2,000	2,079
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/16 (MBIA Insured)	1,780	1,907
5.25% 9/15/20 (Pre-Refunded to 3/15/13 @ 100) (d)	2,685	2,875
5.25% 3/15/21 (Pre-Refunded to 3/15/13 @ 100) (d)	2,230	2,387
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,422
New York Metropolitan Trans. Auth. Rev.:
Series A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,445
5.5% 11/15/16 (AMBAC Insured)	1,000	1,076
5.5% 11/15/17 (AMBAC Insured)	1,000	1,074
5.5% 11/15/18 (AMBAC Insured)	1,700	1,824
5.5% 11/15/18 (AMBAC Insured)	2,000	2,249
5.5% 11/15/19 (FGIC Insured)	5,000	5,639
5.5% 11/15/20 (FSA Insured)	8,635	9,768
5.75% 11/15/32	10,000	10,707
Series B:
5% 11/15/35 (MBIA Insured)	3,300	3,424
5.25% 11/15/18 (FGIC Insured)	4,000	4,282
5.25% 11/15/18 (MBIA Insured)	7,000	7,714
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,363
New York Pwr. Auth.:
Series A, 5.25% 11/15/40	25,860	26,683
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	20	20
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,330
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	$ 190	$ 190
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,179
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,167
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,907
5.25% 1/1/27 (FSA Insured)	4,370	4,676
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	10,661
Series B, 5.5% 4/1/20 (AMBAC Insured)	52,375	59,001
New York Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	10,700	11,409
5.5% 4/1/15	6,200	6,611
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	145	153
5.5%, tender 1/1/11 (b)	1,880	1,973
New York Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,381
5.5% 3/15/22 (MBIA Insured)	5,000	5,675
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	25,999
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (Escrowed to Maturity) (d)	85	87
7.5% 3/1/08 (MBIA Insured)	910	930
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	104
7.5% 3/1/10 (MBIA Insured)	1,060	1,155
7.5% 3/1/11 (Escrowed to Maturity) (d)	105	118
7.5% 3/1/11 (MBIA Insured)	1,140	1,277
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	113
7.5% 3/1/16 (MBIA Insured)	970	1,206
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	127
7.5% 3/1/17 (MBIA Insured)	1,100	1,392
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,092
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	$ 1,005	$ 1,068
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,469
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,182
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,425
5.25% 6/1/22 (AMBAC Insured)	5,300	5,574
5.5% 6/1/14	13,125	13,484
5.5% 6/1/15	6,700	6,969
5.5% 6/1/16	17,500	18,175
5.5% 6/1/17	7,000	7,356
5.5% 6/1/18 (MBIA Insured)	3,000	3,198
5.5% 6/1/19	4,600	4,923
Series B1:
5% 6/1/10	1,760	1,813
5% 6/1/11	1,525	1,585
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,082
5.5% 6/1/15	11,800	12,274
5.5% 6/1/16	10,000	10,512
5.5% 6/1/17	5,700	5,990
5.5% 6/1/18	3,800	4,036
5.5% 6/1/19	13,700	14,663
5.5% 6/1/20	16,000	17,098
5.5% 6/1/21	11,985	12,789
5.5% 6/1/22	9,700	10,335
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	4,760	4,970
Series 2002 A, 5.25% 1/1/19	1,100	1,151
Series 2005 A, 5.125% 1/1/22	5,290	5,481
Series A:
5% 1/1/32	3,010	3,077
5% 1/1/32 (MBIA Insured)	1,455	1,497
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,219
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,219
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	$ 630	$ 645
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,095
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,802
		1,383,774
New York & New Jersey - 2.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,054
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	3,970	4,127
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,557
134th Series, 5% 1/15/39	10,000	10,313
85th Series, 5.375% 3/1/28	6,205	6,951
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,702
		37,704
Puerto Rico - 1.2%
Puerto Rico Commonwealth Gen. Oblig. (Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,670
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,271
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,385	2,659
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,142
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,604
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	$ 1,000	$ 1,099
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,000	1,702
		17,255
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,435,227)	1,439,919
NET OTHER ASSETS - 0.9%	12,652
NET ASSETS - 100%	$ 1,452,571
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.8%
Special Tax	20.9%
Water & Sewer	13.6%
Transportation	7.9%
Education	5.2%
Others* (individually less than 5%)	12.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,435,227)		$ 1,439,919
Cash		680
Receivable for investments sold		157
Receivable for fund shares sold		537
Interest receivable		17,531
Prepaid expenses		2
Other receivables		64
Total assets		1,458,890

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,161
Payable for fund shares redeemed	1,090
Distributions payable	1,240
Accrued management fee	441
Distribution fees payable	22
Other affiliated payables	334
Other payables and accrued expenses	31
Total liabilities		6,319

Net Assets		$ 1,452,571
Net Assets consist of:
Paid in capital		$ 1,444,805
Undistributed net investment income		127
Accumulated undistributed net realized gain (loss) on investments		2,947
Net unrealized appreciation (depreciation) on investments		4,692
Net Assets		$ 1,452,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,640 ÷ 845.4 shares)	$ 12.59

Maximum offering price per share (100/96.00 of $12.59)	$ 13.11
Class T: Net Asset Value and redemption price per share ($5,131 ÷ 407.3 shares)	$ 12.60

Maximum offering price per share (100/96.00 of $12.60)	$ 13.13
Class B: Net Asset Value and offering price per share ($8,455 ÷ 671.9 shares)A	$ 12.58

Class C: Net Asset Value and offering price per share ($14,404 ÷ 1,144.4 shares)A	$ 12.59

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,412,845 ÷ 112,223.9 shares)	$ 12.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,096 ÷ 87.1 shares)	$ 12.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2007 (Unaudited)

Investment Income
Interest		$ 30,868

Expenses
Management fee	$ 2,686
Transfer agent fees	520
Distribution fees	135
Accounting fees and expenses	140
Custodian fees and expenses	10
Independent trustees' compensation	2
Registration fees	65
Audit	31
Legal	13
Miscellaneous	6
Total expenses before reductions	3,608
Expense reductions	(219)	3,389
Net investment income		27,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,971
Swap agreements	24
Total net realized gain (loss)		2,995
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,071)
Swap agreements	(54)
Total change in net unrealized appreciation (depreciation)		(16,125)
Net gain (loss)		(13,130)
Net increase (decrease) in net assets resulting from operations		$ 14,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,479	$ 54,298
Net realized gain (loss)	2,995	7,178
Change in net unrealized appreciation (depreciation)	(16,125)	(7,995)
Net increase (decrease) in net assets resulting from operations	14,349	53,481
Distributions to shareholders from net investment income	(27,472)	(54,261)
Distributions to shareholders from net realized gain	(1,031)	(12,674)
Total distributions	(28,503)	(66,935)
Share transactions - net increase (decrease)	17,792	11,788
Redemption fees	12	5
Total increase (decrease) in net assets	3,650	(1,661)

Net Assets
Beginning of period	1,448,921	1,450,582
End of period (including undistributed net investment income of $127 and undistributed net investment income of $167, respectively)	$ 1,452,571	$ 1,448,921

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeE	.223	.464	.483	.504	.524	.277
Net realized and unrealized gain (loss)	(.101)	.002F	(.227)	.101	.285	.194
Total from investment operations	.122	.466	.256	.605	.809	.471
Distributions from net investment income	(.223)	(.464)	(.481)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.232)	(.576)	(.606)	(.685)	(.809)	(.441)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.59	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.96%	3.72%	2.00%	4.72%	6.25%	3.59%
Ratios to Average Net Assets H
Expenses before reductions	.73%A	.66%	.67%	.68%	.67%	.66%A
Expenses net of fee waivers, if any	.73%A	.66%	.67%	.68%	.67%	.66%A
Expenses net of all reductions	.70%A	.63%	.64%	.67%	.66%	.66%A
Net investment income	3.55%A	3.65%	3.73%	3.85%	3.93%	4.17%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 6	$ 6	$ 5	$ 3
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeE	.222	.455	.472	.494	.509	.266
Net realized and unrealized gain (loss)	(.100)	.001F	(.217)	.090	.296	.197
Total from investment operations	.122	.456	.255	.584	.805	.463
Distributions from net investment income	(.223)	(.454)	(.470)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.232)	(.566)	(.595)	(.674)	(.795)	(.433)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.60	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return B, C, D	.96%	3.64%	1.99%	4.55%	6.21%	3.53%
Ratios to Average Net Assets H
Expenses before reductions	.73%A	.74%	.75%	.76%	.78%	.79%A
Expenses net of fee waivers, if any	.73%A	.74%	.75%	.76%	.78%	.79%A
Expenses net of all reductions	.70%A	.71%	.72%	.75%	.77%	.79%A
Net investment income	3.55%A	3.57%	3.65%	3.77%	3.82%	4.04%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 2	$ 2	$ 1
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeE	.178	.366	.384	.405	.423	.226
Net realized and unrealized gain (loss)	(.111)	.002F	(.227)	.100	.286	.193
Total from investment operations	.067	.368	.157	.505	.709	.419
Distributions from net investment income	(.178)	(.366)	(.382)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.187)	(.478)	(.507)	(.585)	(.709)	(.389)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.58	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.53%	2.93%	1.22%	3.93%	5.45%	3.19%
Ratios to Average Net AssetsH
Expenses before reductions	1.44%A	1.43%	1.43%	1.44%	1.42%	1.41%A
Expenses net of fee waivers, if any	1.44%A	1.43%	1.43%	1.44%	1.42%	1.41%A
Expenses net of all reductions	1.41%A	1.40%	1.41%	1.43%	1.41%	1.40%A
Net investment income	2.84%A	2.88%	2.96%	3.09%	3.18%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 9	$ 10	$ 10	$ 10	$ 5
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeE	.173	.355	.373	.394	.410	.219
Net realized and unrealized gain (loss)	(.101)	.002F	(.228)	.100	.286	.191
Total from investment operations	.072	.357	.145	.494	.696	.410
Distributions from net investment income	(.173)	(.355)	(.370)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.182)	(.467)	(.495)	(.574)	(.696)	(.380)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.59	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.56%	2.84%	1.14%	3.84%	5.35%	3.12%
Ratios to Average Net AssetsH
Expenses before reductions	1.53%A	1.52%	1.52%	1.52%	1.51%	1.51%A
Expenses net of fee waivers, if any	1.53%A	1.52%	1.52%	1.52%	1.51%	1.51%A
Expenses net of all reductions	1.50%A	1.49%	1.49%	1.51%	1.51%	1.51%A
Net investment income	2.75%A	2.79%	2.88%	3.01%	3.08%	3.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 16	$ 20	$ 16	$ 13	$ 6
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 12.90
Income from Investment Operations
Net investment incomeD	.239	.488	.508	.530	.549	.574
Net realized and unrealized gain (loss)	(.111)	.001E	(.217)	.091	.295	.506
Total from investment operations	.128	.489	.291	.621	.844	1.080
Distributions from net investment income	(.239)	(.487)	(.506)	(.533)	(.548)	(.570)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.248)	(.599)	(.631)	(.711)	(.834)	(.740)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.59	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	1.01%	3.91%	2.27%	4.84%	6.52%	8.55%
Ratios to Average Net AssetsF
Expenses before reductions	.48%A	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.48%A	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.45%A	.45%	.45%	.47%	.48%	.47%
Net investment income	3.80%A	3.83%	3.92%	4.05%	4.11%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,413	$ 1,407	$ 1,411	$ 1,406	$ 1,428	$ 1,483
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeD	.239	.487	.506	.523	.550	.286
Net realized and unrealized gain (loss)	(.112)	.002E	(.227)	.092	.296	.195
Total from investment operations	.127	.489	.279	.615	.846	.481
Distributions from net investment income	(.238)	(.487)	(.504)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.247)	(.599)	(.629)	(.705)	(.836)	(.451)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.58	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	1.00%	3.91%	2.18%	4.80%	6.53%	3.67%
Ratios to Average Net AssetsG
Expenses before reductions	.48%A	.48%	.49%	.53%	.47%	.53%A
Expenses net of fee waivers, if any	.48%A	.48%	.49%	.53%	.47%	.53%A
Expenses net of all reductions	.45%A	.45%	.46%	.52%	.47%	.53%A
Net investment income	3.80%A	3.83%	3.91%	4.00%	4.12%	4.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,096	$ 1,195	$ 898	$ 284	$ 161	$ 104
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,461
Unrealized depreciation	(9,618)
Net unrealized appreciation (depreciation)	$ 4,843
Cost for federal income tax purposes	$ 1,435,076

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $156,092 and $125,649, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 12	$ 1
Class T	0%	.25%	6	-
Class B	.65%	.25%	39	29
Class C	.75%	.25%	78	9
			$ 135	$ 39

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	9
Class C*	1
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for New York

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 6.11
Class T	2.07
Class B	5.12
Class C	9.11
New York Municipal Income	497.07
Institutional Class	1.08
	$ 520

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $10 and $120, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class C	1
New York Municipal Income	83
$ 85

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2007	Year ended January 31, 2007
From net investment income
Class A	$ 200	$ 289
Class T	82	111
Class B	123	271
Class C	212	518
New York Municipal Income	26,831	53,028
Institutional Class	24	44
Total	$ 27,472	$ 54,261
From net realized gain
Class A	$ 8	$ 71
Class T	3	28
Class B	6	83
Class C	12	166
New York Municipal Income	1,001	12,317
Institutional Class	1	9
Total	$ 1,031	$ 12,674

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2007	Year ended January 31, 2007	Six months ended July 31, 2007	Year ended January 31, 2007
Class A
Shares sold	57	459	$ 757	$ 5,851
Reinvestment of distributions	10	24	121	304
Shares redeemed	(115)	(65)	(1,445)	(826)
Net increase (decrease)	(48)	418	$ (567)	$ 5,329
Class T
Shares sold	135	84	$ 1,725	$ 1,063
Reinvestment of distributions	5	9	64	116
Shares redeemed	(23)	(39)	(289)	(500)
Net increase (decrease)	117	54	$ 1,500	$ 679
Class B
Shares sold	16	59	$ 191	$ 765
Reinvestment of distributions	7	20	94	250
Shares redeemed	(64)	(119)	(811)	(1,517)
Net increase (decrease)	(41)	(40)	$ (526)	$ (502)

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2007	Year ended January 31, 2007	Six months ended July 31, 2007	Year ended January 31, 2007
Class C
Shares sold	89	197	$ 1,132	$ 2,511
Reinvestment of distributions	9	29	117	363
Shares redeemed	(233)	(527)	(2,948)	(6,693)
Net increase (decrease)	(135)	(301)	$ (1,699)	$ (3,819)
New York Municipal Income
Shares sold	12,308	20,460	$ 155,849	$ 260,329
Reinvestment of distributions	1,589	3,821	20,153	48,699
Shares redeemed	(12,425)	(23,584)	(156,832)	(299,228)
Net increase (decrease)	1,472	697	$ 19,170	$ 9,800
Institutional Class
Shares sold	23	50	$ 282	$ 634
Reinvestment of distributions	1	3	19	42
Shares redeemed	(31)	(29)	(387)	(375)
Net increase (decrease)	(7)	24	$ (86)	$ 301

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity New York Municipal Income (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity New York Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

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Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity New York Municipal Income (retail class) was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

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In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class and Fidelity New York Municipal Income (retail class) ranked below its competitive median for 2006, and the total expenses of Class C ranked equal to its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNM-USAN-0907
1.789728.105

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New York Municipal Income

Fund - Institutional Class

Semiannual Report

July 31, 2007

Institutional Class is a class of Fidelity® New York Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 to July 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Class A
Actual	$ 1,000.00	$ 1,009.60	$ 3.64
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 3.66
Class T
Actual	$ 1,000.00	$ 1,009.60	$ 3.64
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 3.66
Class B
Actual	$ 1,000.00	$ 1,005.30	$ 7.16
HypotheticalA	$ 1,000.00	$ 1,017.65	$ 7.20
	Beginning Account Value February 1, 2007	Ending Account Value July 31, 2007	Expenses Paid During Period* February 1, 2007 to July 31, 2007
Class C
Actual	$ 1,000.00	$ 1,005.60	$ 7.61
HypotheticalA	$ 1,000.00	$ 1,017.21	$ 7.65
New York Municipal Income
Actual	$ 1,000.00	$ 1,010.10	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41
Institutional Class
Actual	$ 1,000.00	$ 1,010.00	$ 2.39
HypotheticalA	$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.73%
Class T	.73%
Class B	1.44%
Class C	1.53%
New York Municipal Income	.48%
Institutional Class	.48%

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.8	40.0
Special Tax	20.9	19.7
Water & Sewer	13.6	11.7
Transportation	7.9	8.9
Education	5.2	6.4
Weighted Average Maturity as of July 31, 2007
		6 months ago
Years	7.1	7.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of July 31, 2007
6 months ago
Years	6.9	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2007	As of January 31, 2007
AAA 58.3%	AAA 57.9%
AA,A 38.7%	AA,A 38.5%
BBB 1.4%	BBB 1.4%
BB and Below 0.7%	BB and Below 0.7%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,186
New York - 95.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A, 5.5% 7/1/21 (Pre-Refunded to 7/1/11 @ 101) (d)	2,300	2,467
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,148
5.25% 11/1/17	1,400	1,505
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/16 (FSA Insured) (a)	2,965	3,131
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series A1, 5% 8/1/12	500	517
Series A2, 5% 8/1/11	750	772
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,756
5% 9/1/16 (FGIC Insured)	1,680	1,760
5% 9/1/17 (FGIC Insured)	1,000	1,047
Erie County Indl. Dev. Agcy. School Facility Rev.:
(Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,641
5.75% 5/1/19 (FSA Insured)	1,500	1,616
5.75% 5/1/20 (FSA Insured)	1,400	1,508
5.75% 5/1/22 (FSA Insured)	4,900	5,278
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,578
5.75% 5/1/23 (FSA Insured)	9,620	10,570
5.75% 5/1/25 (FSA Insured)	2,000	2,193
5.75% 5/1/26 (FSA Insured)	8,985	9,834
5.75% 5/1/15 (FSA Insured)	4,100	4,543
5.75% 5/1/19 (FSA Insured)	5,000	5,516
(City of Buffalo Proj.) Series 2003:
5.75% 5/1/21 (FSA Insured)	1,755	1,891
5.75% 5/1/23 (FSA Insured)	1,000	1,077
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,710
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,052
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	$ 17,780	$ 19,144
Series B, 5% 12/1/35	3,000	3,082
Series C, 5% 9/1/35	5,000	5,139
Series E, 5% 12/1/17 (FGIC Insured)	10,000	10,699
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	355	367
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,256
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,095
Series A, 5.5% 7/1/20 (MBIA Insured)	3,000	3,200
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,211
5.5% 7/1/23 (MBIA Insured)	5,000	5,352
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,042
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	1,510	1,540
5% 8/1/13	1,650	1,699
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,052
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	125	128
Series 2001 B, 5.875% 11/1/11	855	880
Series 2001 C, 5.625% 11/1/10	510	517
Series 2001 D, 5.625% 11/1/10	1,225	1,279
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,121
New York City Gen. Oblig.:
Series 1998 H, 5.5% 8/1/12	8,065	8,274
Series 2000 A, 6.5% 5/15/11	195	210
Series 2002 A, 5.75% 8/1/14	5,000	5,397
Series 2002 B, 5.75% 8/1/15	3,500	3,778
Series 2002 C, 5.5% 8/1/13	10,500	11,281
Series 2003 A:
5.5% 8/1/14	3,205	3,463
5.5% 8/1/20 (MBIA Insured)	7,000	7,528
Series 2003 E, 5.25% 8/1/14	3,390	3,618
Series 2003 F:
5.5% 12/15/10	1,000	1,052
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 F:
5.5% 12/15/11	$ 3,700	$ 3,938
Series 2004 B, 5.25% 8/1/15	9,855	10,582
Series 2005 F, 5.25% 8/1/12	2,000	2,103
Series 2005 G:
5% 8/1/15	8,220	8,731
5.25% 8/1/16	9,010	9,762
5.625% 8/1/13 (MBIA Insured)	3,000	3,237
Series 2005 J, 5% 3/1/13	2,500	2,626
Series A:
5% 8/1/19	3,000	3,141
5.25% 11/1/14 (MBIA Insured)	1,350	1,436
6.25% 8/1/08	1,000	1,010
Series B:
5.75% 8/1/14	3,000	3,238
6.5% 8/15/11	1,000	1,095
Series C, 5% 1/1/15	7,000	7,408
Series D, 5.25% 8/1/13	1,740	1,759
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,725
Series H, 6% 8/1/17	345	349
Series I-1, 5% 4/1/17	7,215	7,641
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,378
5.5% 6/1/19	2,395	2,567
6.125% 8/1/12 (Pre-Refunded to 8/1/07 @ 101) (d)	60	61
Series O, 5% 6/1/22	5,000	5,203
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,223
5.5% 6/1/20 (AMBAC Insured)	11,560	12,409
5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (d)	5,705	6,195
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,773
5.5% 2/15/17 (FSA Insured)	3,000	3,193
5.5% 2/15/18 (FSA Insured)	2,500	2,656
5.5% 2/15/19 (FSA Insured)	1,250	1,328
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	500	528
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,345
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	1,915	1,935
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	$ 3,735	$ 3,750
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 07AA, 4.75% 6/15/37	2,500	2,505
Series 2001 C, 5.125% 6/15/33	3,960	4,093
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,106
Series 2005 D, 5% 6/15/37	16,090	16,585
Series A:
5% 6/15/32	5,000	5,098
5.125% 6/15/34 (MBIA Insured)	4,200	4,354
5.375% 6/15/15 (FGIC Insured)	7,000	7,473
Series D:
5% 6/15/38	20,050	20,653
5% 6/15/39	2,800	2,882
5% 6/15/39 (AMBAC Insured)	3,755	3,881
Series E:
5% 6/15/34	2,000	2,050
5% 6/15/38	2,975	3,045
Series G:
5.125% 6/15/32	3,000	3,083
5.125% 6/15/32 (FGIC Insured)	4,750	4,903
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2007 S1, 5% 7/15/36 (FGIC Insured)	3,000	3,124
New York City Transitional Fin. Auth. Rev.:
Series 2002 A, 5.375% 11/15/21	1,100	1,164
Series 2003 D:
5% 2/1/31	20,025	20,596
5.25% 2/1/17 (MBIA Insured)	9,385	9,987
5.25% 2/1/19 (MBIA Insured)	8,075	8,544
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,734
5.25% 2/1/17 (FGIC Insured)	5,975	6,343
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,622
5.25% 2/1/14	6,000	6,443
Series 2007 B:
5% 11/1/15	3,000	3,211
5% 11/1/16	7,500	8,050
Series A:
5.5% 11/15/17 (FGIC Insured)	6,725	7,211
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series A:
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (d)	$ 85	$ 90
Series B:
5% 8/1/32	5,000	5,151
5.25% 8/1/19	3,000	3,187
5.375% 2/1/15	3,000	3,200
Series C, 5.375% 2/1/17	1,000	1,053
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,280
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,321
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	49,440
New York Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (Escrowed to Maturity) (d)	220	229
6% 7/1/10 (Escrowed to Maturity) (d)	250	266
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,412
5.75% 7/1/13 (AMBAC Insured)	3,000	3,212
Series C, 7.5% 7/1/10	3,880	4,118
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,125
6% 7/1/21 (MBIA Insured)	2,500	2,918
(Court Facilities Lease Proj.) Series A, 5.5% 5/15/21 (AMBAC Insured)	10,000	11,316
(Mental Health Proj.) Series 2007 A, 5.75% 8/15/11	25	26
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,820	2,961
5.85% 8/1/40	9,500	9,985
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	185	185
(New York City Gen. Oblig. Proj.):
Series A, 5.5% 5/15/28 (AMBAC Insured)	2,700	3,114
Series B, 6% 7/1/14	2,635	2,819
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/13	1,630	1,657
5% 7/1/14	2,510	2,551
(New York Univ. Proj.):
Series 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,437
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	$ 755	$ 798
5.5% 7/1/19 (AMBAC Insured)	1,705	1,800
5.5% 7/1/20 (AMBAC Insured)	860	908
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,577
5.75% 7/1/27 (MBIA Insured)	11,000	12,922
(North Shore Univ. Hosp. Proj.):
Series A:
5% 5/1/19	2,000	2,070
5% 5/1/21	1,315	1,353
5.5% 11/1/14 (MBIA Insured)	1,500	1,646
(Ref. Ed. Proj.) Series B, 5.5% 3/15/22 (AMBAC Insured)	7,025	7,973
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,632
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,607
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,788
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	500	542
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	8,855	9,537
Series B, 7.5% 5/15/11	1,360	1,486
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,472
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,167
6% 7/1/15	1,160	1,232
6% 7/1/16	1,230	1,304
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/14 (AMBAC Insured)	500	528
5.375% 7/1/16 (AMBAC Insured)	670	707
5.375% 7/1/17 (AMBAC Insured)	370	390
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,223
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,411
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	32,823
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,035
6% 10/1/29 (MBIA Insured)	5,600	6,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	$ 3,345	$ 3,591
5.25% 7/1/21 (MBIA Insured)	1,745	1,870
5.25% 7/1/22 (MBIA Insured)	1,835	1,963
Series A:
5% 7/1/08	1,000	1,008
5% 7/1/10	1,000	1,012
5% 7/1/11	1,365	1,385
5% 7/1/12	1,530	1,555
5% 7/1/18	3,000	3,178
5% 7/1/39	16,505	17,004
5.5% 5/15/20 (AMBAC Insured)	13,000	14,658
Series B:
5.25%, tender 5/15/12 (b)	10,400	10,965
6%, tender 5/15/12 (b)	11,000	11,929
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	530
Series C:
5.25% 7/15/16	2,340	2,482
5.25% 7/15/17	2,410	2,551
Series D:
5% 6/15/20	20,150	20,987
5.125% 6/15/31	6,900	7,160
5.375% 6/15/19	5,250	5,561
Series G, 5.25% 10/15/20	1,255	1,313
(New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	4,825	4,998
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,768
5.25% 11/15/16	3,770	4,011
Series I:
5.25% 9/15/15	2,085	2,220
5.25% 9/15/17	2,395	2,539
Series 2004 D, 5% 2/15/34	12,150	12,594
Series B:
5.5% 10/15/20	3,805	4,323
5.5% 10/15/21	3,985	4,530
Series C:
5% 6/15/19	815	831
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.: - continued
Series C:
5.25% 6/15/16	$ 3,500	$ 3,668
Series F:
4.875% 6/15/18	1,735	1,765
4.875% 6/15/20	2,175	2,211
5% 6/15/15	1,295	1,321
5.25% 6/15/13	1,575	1,611
Series I, 5% 6/15/24	2,000	2,079
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/16 (MBIA Insured)	1,780	1,907
5.25% 9/15/20 (Pre-Refunded to 3/15/13 @ 100) (d)	2,685	2,875
5.25% 3/15/21 (Pre-Refunded to 3/15/13 @ 100) (d)	2,230	2,387
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 5.5% 11/15/26 (FSA Insured)	13,575	14,422
New York Metropolitan Trans. Auth. Rev.:
Series A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,445
5.5% 11/15/16 (AMBAC Insured)	1,000	1,076
5.5% 11/15/17 (AMBAC Insured)	1,000	1,074
5.5% 11/15/18 (AMBAC Insured)	1,700	1,824
5.5% 11/15/18 (AMBAC Insured)	2,000	2,249
5.5% 11/15/19 (FGIC Insured)	5,000	5,639
5.5% 11/15/20 (FSA Insured)	8,635	9,768
5.75% 11/15/32	10,000	10,707
Series B:
5% 11/15/35 (MBIA Insured)	3,300	3,424
5.25% 11/15/18 (FGIC Insured)	4,000	4,282
5.25% 11/15/18 (MBIA Insured)	7,000	7,714
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,363
New York Pwr. Auth.:
Series A, 5.25% 11/15/40	25,860	26,683
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	20	20
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,330
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	$ 190	$ 190
Series C, 5.85% 7/15/15	30	30
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,179
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,167
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,907
5.25% 1/1/27 (FSA Insured)	4,370	4,676
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B, 5% 4/1/17 (FGIC Insured)	10,000	10,661
Series B, 5.5% 4/1/20 (AMBAC Insured)	52,375	59,001
New York Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	10,700	11,409
5.5% 4/1/15	6,200	6,611
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series A:
5.5% 1/1/17 (Pre-Refunded to 1/1/11 @ 100) (d)	145	153
5.5%, tender 1/1/11 (b)	1,880	1,973
New York Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,381
5.5% 3/15/22 (MBIA Insured)	5,000	5,675
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	25,999
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (Escrowed to Maturity) (d)	85	87
7.5% 3/1/08 (MBIA Insured)	910	930
7.5% 3/1/10 (Escrowed to Maturity) (d)	95	104
7.5% 3/1/10 (MBIA Insured)	1,060	1,155
7.5% 3/1/11 (Escrowed to Maturity) (d)	105	118
7.5% 3/1/11 (MBIA Insured)	1,140	1,277
7.5% 3/1/16 (Escrowed to Maturity) (d)	90	113
7.5% 3/1/16 (MBIA Insured)	970	1,206
7.5% 3/1/17 (Escrowed to Maturity) (d)	100	127
7.5% 3/1/17 (MBIA Insured)	1,100	1,392
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,092
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,115
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) 5% 7/1/15	$ 1,005	$ 1,068
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,469
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,182
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,425
5.25% 6/1/22 (AMBAC Insured)	5,300	5,574
5.5% 6/1/14	13,125	13,484
5.5% 6/1/15	6,700	6,969
5.5% 6/1/16	17,500	18,175
5.5% 6/1/17	7,000	7,356
5.5% 6/1/18 (MBIA Insured)	3,000	3,198
5.5% 6/1/19	4,600	4,923
Series B1:
5% 6/1/10	1,760	1,813
5% 6/1/11	1,525	1,585
Series C1:
5% 6/1/11	3,280	3,283
5.5% 6/1/14	3,000	3,082
5.5% 6/1/15	11,800	12,274
5.5% 6/1/16	10,000	10,512
5.5% 6/1/17	5,700	5,990
5.5% 6/1/18	3,800	4,036
5.5% 6/1/19	13,700	14,663
5.5% 6/1/20	16,000	17,098
5.5% 6/1/21	11,985	12,789
5.5% 6/1/22	9,700	10,335
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	4,760	4,970
Series 2002 A, 5.25% 1/1/19	1,100	1,151
Series 2005 A, 5.125% 1/1/22	5,290	5,481
Series A:
5% 1/1/32	3,010	3,077
5% 1/1/32 (MBIA Insured)	1,455	1,497
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,219
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,219
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,688
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	$ 630	$ 645
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	1,000	1,095
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,802
		1,383,774
New York & New Jersey - 2.6%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,054
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	3,970	4,127
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,557
134th Series, 5% 1/15/39	10,000	10,313
85th Series, 5.375% 3/1/28	6,205	6,951
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,702
		37,704
Puerto Rico - 1.2%
Puerto Rico Commonwealth Gen. Oblig. (Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	4,150	4,670
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,271
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,385	2,659
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/27 (AMBAC Insured)	1,000	1,142
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,604
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	$ 1,000	$ 1,099
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	9,000	1,702
		17,255
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,435,227)	1,439,919
NET OTHER ASSETS - 0.9%	12,652
NET ASSETS - 100%	$ 1,452,571
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.8%
Special Tax	20.9%
Water & Sewer	13.6%
Transportation	7.9%
Education	5.2%
Others* (individually less than 5%)	12.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,435,227)		$ 1,439,919
Cash		680
Receivable for investments sold		157
Receivable for fund shares sold		537
Interest receivable		17,531
Prepaid expenses		2
Other receivables		64
Total assets		1,458,890

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,161
Payable for fund shares redeemed	1,090
Distributions payable	1,240
Accrued management fee	441
Distribution fees payable	22
Other affiliated payables	334
Other payables and accrued expenses	31
Total liabilities		6,319

Net Assets		$ 1,452,571
Net Assets consist of:
Paid in capital		$ 1,444,805
Undistributed net investment income		127
Accumulated undistributed net realized gain (loss) on investments		2,947
Net unrealized appreciation (depreciation) on investments		4,692
Net Assets		$ 1,452,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,640 ÷ 845.4 shares)	$ 12.59

Maximum offering price per share (100/96.00 of $12.59)	$ 13.11
Class T: Net Asset Value and redemption price per share ($5,131 ÷ 407.3 shares)	$ 12.60

Maximum offering price per share (100/96.00 of $12.60)	$ 13.13
Class B: Net Asset Value and offering price per share ($8,455 ÷ 671.9 shares)A	$ 12.58

Class C: Net Asset Value and offering price per share ($14,404 ÷ 1,144.4 shares)A	$ 12.59

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,412,845 ÷ 112,223.9 shares)	$ 12.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,096 ÷ 87.1 shares)	$ 12.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2007 (Unaudited)

Investment Income
Interest		$ 30,868

Expenses
Management fee	$ 2,686
Transfer agent fees	520
Distribution fees	135
Accounting fees and expenses	140
Custodian fees and expenses	10
Independent trustees' compensation	2
Registration fees	65
Audit	31
Legal	13
Miscellaneous	6
Total expenses before reductions	3,608
Expense reductions	(219)	3,389
Net investment income		27,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,971
Swap agreements	24
Total net realized gain (loss)		2,995
Change in net unrealized appreciation (depreciation) on: Investment securities	(16,071)
Swap agreements	(54)
Total change in net unrealized appreciation (depreciation)		(16,125)
Net gain (loss)		(13,130)
Net increase (decrease) in net assets resulting from operations		$ 14,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2007 (Unaudited)	Year ended January 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,479	$ 54,298
Net realized gain (loss)	2,995	7,178
Change in net unrealized appreciation (depreciation)	(16,125)	(7,995)
Net increase (decrease) in net assets resulting from operations	14,349	53,481
Distributions to shareholders from net investment income	(27,472)	(54,261)
Distributions to shareholders from net realized gain	(1,031)	(12,674)
Total distributions	(28,503)	(66,935)
Share transactions - net increase (decrease)	17,792	11,788
Redemption fees	12	5
Total increase (decrease) in net assets	3,650	(1,661)

Net Assets
Beginning of period	1,448,921	1,450,582
End of period (including undistributed net investment income of $127 and undistributed net investment income of $167, respectively)	$ 1,452,571	$ 1,448,921

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeE	.223	.464	.483	.504	.524	.277
Net realized and unrealized gain (loss)	(.101)	.002F	(.227)	.101	.285	.194
Total from investment operations	.122	.466	.256	.605	.809	.471
Distributions from net investment income	(.223)	(.464)	(.481)	(.507)	(.523)	(.271)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.232)	(.576)	(.606)	(.685)	(.809)	(.441)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.59	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.96%	3.72%	2.00%	4.72%	6.25%	3.59%
Ratios to Average Net Assets H
Expenses before reductions	.73%A	.66%	.67%	.68%	.67%	.66%A
Expenses net of fee waivers, if any	.73%A	.66%	.67%	.68%	.67%	.66%A
Expenses net of all reductions	.70%A	.63%	.64%	.67%	.66%	.66%A
Net investment income	3.55%A	3.65%	3.73%	3.85%	3.93%	4.17%A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 6	$ 6	$ 5	$ 3
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeE	.222	.455	.472	.494	.509	.266
Net realized and unrealized gain (loss)	(.100)	.001F	(.217)	.090	.296	.197
Total from investment operations	.122	.456	.255	.584	.805	.463
Distributions from net investment income	(.223)	(.454)	(.470)	(.496)	(.509)	(.263)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.232)	(.566)	(.595)	(.674)	(.795)	(.433)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.60	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return B, C, D	.96%	3.64%	1.99%	4.55%	6.21%	3.53%
Ratios to Average Net Assets H
Expenses before reductions	.73%A	.74%	.75%	.76%	.78%	.79%A
Expenses net of fee waivers, if any	.73%A	.74%	.75%	.76%	.78%	.79%A
Expenses net of all reductions	.70%A	.71%	.72%	.75%	.77%	.79%A
Net investment income	3.55%A	3.57%	3.65%	3.77%	3.82%	4.04%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 3	$ 2	$ 2	$ 1
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeE	.178	.366	.384	.405	.423	.226
Net realized and unrealized gain (loss)	(.111)	.002F	(.227)	.100	.286	.193
Total from investment operations	.067	.368	.157	.505	.709	.419
Distributions from net investment income	(.178)	(.366)	(.382)	(.407)	(.423)	(.219)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.187)	(.478)	(.507)	(.585)	(.709)	(.389)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.58	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.53%	2.93%	1.22%	3.93%	5.45%	3.19%
Ratios to Average Net AssetsH
Expenses before reductions	1.44%A	1.43%	1.43%	1.44%	1.42%	1.41%A
Expenses net of fee waivers, if any	1.44%A	1.43%	1.43%	1.44%	1.42%	1.41%A
Expenses net of all reductions	1.41%A	1.40%	1.41%	1.43%	1.41%	1.40%A
Net investment income	2.84%A	2.88%	2.96%	3.09%	3.18%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 9	$ 10	$ 10	$ 10	$ 5
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeE	.173	.355	.373	.394	.410	.219
Net realized and unrealized gain (loss)	(.101)	.002F	(.228)	.100	.286	.191
Total from investment operations	.072	.357	.145	.494	.696	.410
Distributions from net investment income	(.173)	(.355)	(.370)	(.396)	(.410)	(.210)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.182)	(.467)	(.495)	(.574)	(.696)	(.380)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.59	$ 12.70	$ 12.81	$ 13.16	$ 13.24	$ 13.24
Total Return B, C, D	.56%	2.84%	1.14%	3.84%	5.35%	3.12%
Ratios to Average Net AssetsH
Expenses before reductions	1.53%A	1.52%	1.52%	1.52%	1.51%	1.51%A
Expenses net of fee waivers, if any	1.53%A	1.52%	1.52%	1.52%	1.51%	1.51%A
Expenses net of all reductions	1.50%A	1.49%	1.49%	1.51%	1.51%	1.51%A
Net investment income	2.75%A	2.79%	2.88%	3.01%	3.08%	3.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 16	$ 20	$ 16	$ 13	$ 6
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24	$ 12.90
Income from Investment Operations
Net investment incomeD	.239	.488	.508	.530	.549	.574
Net realized and unrealized gain (loss)	(.111)	.001E	(.217)	.091	.295	.506
Total from investment operations	.128	.489	.291	.621	.844	1.080
Distributions from net investment income	(.239)	(.487)	(.506)	(.533)	(.548)	(.570)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.248)	(.599)	(.631)	(.711)	(.834)	(.740)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 12.59	$ 12.71	$ 12.82	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	1.01%	3.91%	2.27%	4.84%	6.52%	8.55%
Ratios to Average Net AssetsF
Expenses before reductions	.48%A	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.48%A	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.45%A	.45%	.45%	.47%	.48%	.47%
Net investment income	3.80%A	3.83%	3.92%	4.05%	4.11%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 1,413	$ 1,407	$ 1,411	$ 1,406	$ 1,428	$ 1,483
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2007	Years ended January 31,
	(Unaudited)	2007	2006	2005	2004	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment incomeD	.239	.487	.506	.523	.550	.286
Net realized and unrealized gain (loss)	(.112)	.002E	(.227)	.092	.296	.195
Total from investment operations	.127	.489	.279	.615	.846	.481
Distributions from net investment income	(.238)	(.487)	(.504)	(.527)	(.550)	(.281)
Distributions from net realized gain	(.009)	(.112)	(.125)	(.178)	(.286)	(.170)
Total distributions	(.247)	(.599)	(.629)	(.705)	(.836)	(.451)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.58	$ 12.70	$ 12.81	$ 13.16	$ 13.25	$ 13.24
Total Return B, C	1.00%	3.91%	2.18%	4.80%	6.53%	3.67%
Ratios to Average Net AssetsG
Expenses before reductions	.48%A	.48%	.49%	.53%	.47%	.53%A
Expenses net of fee waivers, if any	.48%A	.48%	.49%	.53%	.47%	.53%A
Expenses net of all reductions	.45%A	.45%	.46%	.52%	.47%	.53%A
Net investment income	3.80%A	3.83%	3.91%	4.00%	4.12%	4.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,096	$ 1,195	$ 898	$ 284	$ 161	$ 104
Portfolio turnover rate	18%A	23%	28%	22%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to futures transactions.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,461
Unrealized depreciation	(9,618)
Net unrealized appreciation (depreciation)	$ 4,843
Cost for federal income tax purposes	$ 1,435,076

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $156,092 and $125,649, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 12	$ 1
Class T	0%	.25%	6	-
Class B	.65%	.25%	39	29
Class C	.75%	.25%	78	9
			$ 135	$ 39

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	9
Class C*	1
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, except for New York

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 6.11
Class T	2.07
Class B	5.12
Class C	9.11
New York Municipal Income	497.07
Institutional Class	1.08
	$ 520

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $10 and $120, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class C	1
New York Municipal Income	83
$ 85

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, a transfer agent of the Fund, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2007	Year ended January 31, 2007
From net investment income
Class A	$ 200	$ 289
Class T	82	111
Class B	123	271
Class C	212	518
New York Municipal Income	26,831	53,028
Institutional Class	24	44
Total	$ 27,472	$ 54,261
From net realized gain
Class A	$ 8	$ 71
Class T	3	28
Class B	6	83
Class C	12	166
New York Municipal Income	1,001	12,317
Institutional Class	1	9
Total	$ 1,031	$ 12,674

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2007	Year ended January 31, 2007	Six months ended July 31, 2007	Year ended January 31, 2007
Class A
Shares sold	57	459	$ 757	$ 5,851
Reinvestment of distributions	10	24	121	304
Shares redeemed	(115)	(65)	(1,445)	(826)
Net increase (decrease)	(48)	418	$ (567)	$ 5,329
Class T
Shares sold	135	84	$ 1,725	$ 1,063
Reinvestment of distributions	5	9	64	116
Shares redeemed	(23)	(39)	(289)	(500)
Net increase (decrease)	117	54	$ 1,500	$ 679
Class B
Shares sold	16	59	$ 191	$ 765
Reinvestment of distributions	7	20	94	250
Shares redeemed	(64)	(119)	(811)	(1,517)
Net increase (decrease)	(41)	(40)	$ (526)	$ (502)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2007	Year ended January 31, 2007	Six months ended July 31, 2007	Year ended January 31, 2007
Class C
Shares sold	89	197	$ 1,132	$ 2,511
Reinvestment of distributions	9	29	117	363
Shares redeemed	(233)	(527)	(2,948)	(6,693)
Net increase (decrease)	(135)	(301)	$ (1,699)	$ (3,819)
New York Municipal Income
Shares sold	12,308	20,460	$ 155,849	$ 260,329
Reinvestment of distributions	1,589	3,821	20,153	48,699
Shares redeemed	(12,425)	(23,584)	(156,832)	(299,228)
Net increase (decrease)	1,472	697	$ 19,170	$ 9,800
Institutional Class
Shares sold	23	50	$ 282	$ 634
Reinvestment of distributions	1	3	19	42
Shares redeemed	(31)	(29)	(387)	(375)
Net increase (decrease)	(7)	24	$ (86)	$ 301

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, as available, the cumulative total returns of Fidelity New York Municipal Income (retail class) and Class C, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity New York Municipal Income (retail class) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity New York Municipal Income (retail class) was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, Class B, Institutional Class and Fidelity New York Municipal Income (retail class) ranked below its competitive median for 2006, and the total expenses of Class C ranked equal to its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNMI-USAN-0907
1.789729.105

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 20, 2007